Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

            The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Equity Funds and Income Funds of the Trust, and the Amendment to the Prospectus for the Stable Income Fund, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the Equity Funds and Income Funds of the Trust contained in Post-Effective Amendment Nos. 58 and 59, respectively, to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on June 9, 2003, and the Amendment to the Prospectus for the Stable Income Fund of the Trust contained in Post-Effective Amendment No. 57 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on June 6, 2003.

            IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 16th day of June, 2003.

Witness:	WELLS FARGO FUNDS TRUST
By: /s/Catherine M. Vacca	By: /s/Christopher Bellonzi
Name: Catherine M. Vacca	Christopher Bellonzi
Title: Assistant Secretary	Assistant Secretary